UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

100 International Drive, Baltimore, MD, 21202

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

ITEM	1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	April 30, 2023

CLEARBRIDGE

INTERNATIONAL GROWTH FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks long-term growth of capital.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of ClearBridge International Growth Fund for the six-month reporting period ended April 30, 2023. Please read on for Fund performance information during the Fund’s reporting period. As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 31, 2023

II	ClearBridge International Growth Fund

Performance review

For the six months ended April 30, 2023, Class C shares of ClearBridge International Growth Fund, excluding sales charges, returned 21.03%. The Fund’s unmanaged benchmark, the MSCI EAFE Index (NR)i, returned 24.19% for the same reporting period. The Lipper International Large-Cap Growth Funds Category Averageii returned 21.64% over the same time frame.

Performance Snapshot as of April 30, 2023 (unaudited)
(excluding sales charges)	6 months
ClearBridge International Growth Fund:
Class A	21.49%
Class C	21.03%
Class FI	21.44%
Class R	21.27%
Class I	21.66%
Class IS	21.68%
MSCI EAFE Index (NR)	24.19%
Lipper International Large-Cap Growth Funds Category Average	21.64%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated March 1, 2023, the gross total annual fund operating expense ratios for Class A, Class C, Class FI, Class R, Class I and Class IS shares were 1.11%, 1.80%, 1.13%, 1.41%, 0.79% and 0.70%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.06% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares, 0.90% for Class I shares and 0.80% for Class IS shares. In addition, the ratio of total annual fund operating

ClearBridge International Growth Fund	III

Performance review (cont’d)

expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal period in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 31, 2023

RISKS: Equity securities are subject to market and price fluctuations. International investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. The manager’s investment style may become out of favor and/or the manager’s selection process may prove incorrect, which may have a negative impact on the Fund’s performance. Growth stocks as a group can be more volatile than value stocks and may be out of favor and underperform the overall equity market while the market concentrates on value stocks. The Fund may focus its investments in certain companies, industries or market sectors, increasing its vulnerability to market volatility. The Fund may engage in derivative transactions, which involve special risks and costs and may increase losses and have a potentially large impact on Fund performance. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to

IV	ClearBridge International Growth Fund

the issuer of the security or other asset. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The MSCI EAFE Index (NR) is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. Net Returns (NR) include income net of tax withholding when dividends are paid.

ii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2023, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 382 funds in the Fund’s Lipper category, and excluding sales charges, if any.

ClearBridge International Growth Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of April 30, 2023 and October 31, 2022. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

ClearBridge International Growth Fund 2023 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2022 and held for the six months ended April 30, 2023.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	21.49%	$1,000.00	$1,214.90	1.07%	$5.88	Class A	5.00%	$1,000.00	$1,019.49	1.07%	$5.36
Class C	21.03	1,000.00	1,210.30	1.82	9.97	Class C	5.00	1,000.00	1,015.77	1.82	9.10
Class FI	21.44	1,000.00	1,214.40	1.12	6.15	Class FI	5.00	1,000.00	1,019.24	1.12	5.61
Class R	21.27	1,000.00	1,212.70	1.41	7.74	Class R	5.00	1,000.00	1,017.80	1.41	7.05
Class I	21.66	1,000.00	1,216.60	0.81	4.45	Class I	5.00	1,000.00	1,020.78	0.81	4.06
Class IS	21.68	1,000.00	1,216.80	0.72	3.96	Class IS	5.00	1,000.00	1,021.22	0.72	3.61

2	ClearBridge International Growth Fund 2023 Semi-Annual Report

[1]	For the six months ended April 30, 2023.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio (except for non-recurring expenses, if any) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

ClearBridge International Growth Fund 2023 Semi-Annual Report	3

Schedule of investments (unaudited)

April 30, 2023

ClearBridge International Growth Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Common Stocks — 97.1%
Communication Services — 4.8%
Diversified Telecommunication Services — 3.5%
Cellnex Telecom SA	1,045,824	$44,033,361	(a)
Deutsche Telekom AG, Registered Shares	6,035,130	145,517,642	(a)
Total Diversified Telecommunication Services		189,551,003
Interactive Media & Services — 1.3%
Tencent Holdings Ltd.	1,580,112	70,182,437	(a)
Total Communication Services		259,733,440
Consumer Discretionary — 12.9%
Hotels, Restaurants & Leisure — 2.8%
Amadeus IT Group SA	1,326,440	93,228,873	*(a)
Compass Group PLC	2,071,449	54,646,815	(a)
Total Hotels, Restaurants & Leisure		147,875,688
Household Durables — 2.7%
Sony Group Corp.	1,604,334	145,150,109	(a)
Specialty Retail — 2.3%
Industria de Diseno Textil SA	3,573,042	122,829,596	(a)
Textiles, Apparel & Luxury Goods — 5.1%
Dr. Martens PLC	3,570,859	7,444,859	(a)
Kering SA	108,700	69,607,895	(a)
LVMH Moet Hennessy Louis Vuitton SE	203,609	195,847,696	(a)
Total Textiles, Apparel & Luxury Goods		272,900,450
Total Consumer Discretionary		688,755,843
Consumer Staples — 13.5%
Beverages — 2.5%
Diageo PLC	2,908,185	132,660,084	(a)
Consumer Staples Distribution & Retail — 1.5%
Loblaw Cos. Ltd.	862,299	81,103,267
Food Products — 4.5%
Nestle SA, Registered Shares	1,898,639	243,575,589	(a)
Personal Care Products — 5.0%
Haleon PLC	19,601,305	86,181,026	(a)
L’Oreal SA	206,426	98,654,531	(a)
Shiseido Co. Ltd.	1,604,099	80,406,735	(a)
Total Personal Care Products		265,242,292
Total Consumer Staples		722,581,232
Energy — 1.4%
Oil, Gas & Consumable Fuels — 1.4%
Suncor Energy Inc.	2,464,083	77,149,796

See Notes to Financial Statements.

4	ClearBridge International Growth Fund 2023 Semi-Annual Report

ClearBridge International Growth Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Financials — 13.5%
Banks — 2.3%
BNP Paribas SA	835,529	$53,986,361	(a)
Intesa Sanpaolo SpA	25,363,609	66,690,851	(a)
Total Banks		120,677,212
Capital Markets — 7.3%
3i Group PLC	2,407,045	53,554,427	(a)
Deutsche Boerse AG	423,942	80,849,406	(a)
Hong Kong Exchanges & Clearing Ltd.	2,080,340	86,369,267	(a)
London Stock Exchange Group PLC	1,636,273	171,797,644	(a)
Total Capital Markets		392,570,744
Financial Services — 1.2%
Adyen NV	40,695	65,390,832	*(a)
Insurance — 2.7%
AIA Group Ltd.	13,215,395	143,877,006	(a)
Total Financials		722,515,794
Health Care — 15.0%
Biotechnology — 1.2%
Argenx SE, ADR	107,537	41,711,451	*
Zai Lab Ltd., ADR	579,518	20,271,540	*
Total Biotechnology		61,982,991
Health Care Equipment & Supplies — 5.4%
Alcon Inc.	1,293,398	94,180,515	(a)
EssilorLuxottica SA	222,301	44,011,159	(a)
Olympus Corp.	5,749,202	100,647,928	(a)
Straumann Holding AG, Registered Shares	352,574	53,044,982	(a)
Total Health Care Equipment & Supplies		291,884,584
Life Sciences Tools & Services — 0.5%
ICON PLC, ADR	151,672	29,225,678	*
Pharmaceuticals — 7.9%
Daiichi Sankyo Co. Ltd.	3,072,369	105,427,160	(a)
Novo Nordisk A/S, Class B Shares	1,448,094	240,896,953	(a)
Roche Holding AG	244,708	76,627,914	(a)
Total Pharmaceuticals		422,952,027
Total Health Care		806,045,280
Industrials — 18.6%
Aerospace & Defense — 4.2%
Airbus SE	572,312	80,143,496	(a)
CAE Inc.	2,232,587	50,242,889	*
Safran SA	603,126	93,798,015	(a)
Total Aerospace & Defense		224,184,400

See Notes to Financial Statements.

ClearBridge International Growth Fund 2023 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

April 30, 2023

ClearBridge International Growth Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Commercial Services & Supplies — 3.3%
Brambles Ltd.	6,177,515	$58,518,547	(a)
Rentokil Initial PLC	14,511,894	115,532,887	(a)
Total Commercial Services & Supplies		174,051,434
Ground Transportation — 2.5%
Canadian Pacific Kansas City Ltd.	1,692,210	133,393,385
Machinery — 2.4%
Atlas Copco AB, Class A Shares	3,172,246	45,883,768	(a)
Sandvik AB	3,984,260	81,158,683	(a)
Total Machinery		127,042,451
Professional Services — 5.9%
Computershare Ltd.	2,213,530	32,950,198	(a)
Recruit Holdings Co. Ltd	1,891,478	53,062,781	(a)
RELX PLC	2,474,622	82,451,178	(a)
Teleperformance	321,856	64,324,710	(a)
Thomson Reuters Corp.	648,375	85,259,984
Total Professional Services		318,048,851
Trading Companies & Distributors — 0.3%
MonotaRO Co. Ltd.	1,140,315	17,251,710	(a)
Total Industrials		993,972,231
Information Technology — 10.1%
Electronic Equipment, Instruments & Components — 1.9%
Keyence Corp.	220,620	99,489,979	(a)
IT Services — 1.7%
Accenture PLC, Class A Shares	265,188	74,329,544
Shopify Inc., Class A Shares	384,815	18,644,287	*
Total IT Services		92,973,831
Semiconductors & Semiconductor Equipment — 3.2%
ASML Holding NV	147,204	93,417,526	(a)
SolarEdge Technologies Inc.	150,217	42,906,482	*
Tokyo Electron Ltd.	307,320	35,189,833	(a)
Total Semiconductors & Semiconductor Equipment		171,513,841
Software — 3.3%
Nice Ltd., ADR	249,086	50,816,035	*
SAP SE	930,649	125,931,884	(a)
Total Software		176,747,919
Total Information Technology		540,725,570

See Notes to Financial Statements.

6	ClearBridge International Growth Fund 2023 Semi-Annual Report

ClearBridge International Growth Fund

(Percentages shown based on Fund net assets)

Security		Shares	Value
Materials — 3.5%
Chemicals — 2.9%
Givaudan SA, Registered Shares		15,988	$55,925,511	(a)
Linde PLC		263,326	97,285,791
Total Chemicals			153,211,302
Construction Materials — 0.6%
CRH PLC		711,477	34,331,594	(a)
Total Materials			187,542,896
Utilities — 3.8%
Electric Utilities — 3.8%
EDP - Energias de Portugal SA		23,859,698	131,466,942	(a)
Iberdrola SA		5,384,705	69,775,555	(a)
Total Utilities			201,242,497
Total Investments before Short-Term Investments (Cost — $4,433,874,961)			5,200,264,579

	Rate
Short-Term Investments — 2.5%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	4.433%	93,050,334	93,050,334	(b)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	4.717%	39,878,715	39,878,715	(b)(c)
Total Short-Term Investments (Cost — $132,929,049)			132,929,049
Total Investments — 99.6% (Cost — $4,566,804,010)			5,333,193,628
Other Assets in Excess of Liabilities — 0.4%			20,814,503
Total Net Assets — 100.0%			$5,354,008,131

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Rate shown is one-day yield as of the end of the reporting period.

(c)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At April 30, 2023, the total market value of investments in Affiliated Companies was $39,878,715 and the cost was $39,878,715 (Note 8).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

See Notes to Financial Statements.

ClearBridge International Growth Fund 2023 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

April 30, 2023

ClearBridge International Growth Fund

Summary of Investments by Country**
United Kingdom	13.2%
France	13.1
Japan	11.9
United States	10.6
Canada	8.4
Germany	6.6
Spain	6.2
Denmark	4.5
Hong Kong	4.3
Switzerland	3.8
Netherlands	3.8
Portugal	2.5
Sweden	2.4
Australia	1.7
China	1.7
Italy	1.2
Israel	1.0
Ireland	0.6
Short-Term Investments	2.5
100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of April 30, 2023 and are subject to change.

See Notes to Financial Statements.

8	ClearBridge International Growth Fund 2023 Semi-Annual Report

Statement of assets and liabilities (unaudited)

April 30, 2023

Assets:
Investments in unaffiliated securities, at value (Cost — $4,526,925,295)	$5,293,314,913
Investments in affiliated securities, at value (Cost — $39,878,715)	39,878,715
Foreign currency, at value (Cost — $884,204)	884,893
Receivable for securities sold	44,956,860
Dividends receivable from unaffiliated investments	29,299,270
Receivable for Fund shares sold	4,292,498
European Union tax reclaims receivable (Note 1)	2,140,313
Dividends receivable from affiliated investments	122,836
Prepaid expenses	58,901
Total Assets	5,414,949,199

Liabilities:
Payable for securities purchased	47,722,128
Payable for Fund shares repurchased	7,840,673
Investment management fee payable	2,864,257
European Union tax reclaim contingent fees payable (Note 1)	699,781
Service and/or distribution fees payable	216,970
Trustees’ fees payable	34,347
Accrued expenses	1,562,912
Total Liabilities	60,941,068
Total Net Assets	$5,354,008,131

Net Assets:
Par value (Note 7)	$891
Paid-in capital in excess of par value	4,746,519,477
Total distributable earnings (loss)	607,487,763
Total Net Assets	$5,354,008,131

See Notes to Financial Statements.

ClearBridge International Growth Fund 2023 Semi-Annual Report	9

Statement of assets and liabilities (unaudited) (cont’d)

April 30, 2023

Net Assets:
Class A	$714,714,016
Class C	$42,205,093
Class FI	$118,100,537
Class R	$32,521,734
Class I	$3,135,542,370
Class IS	$1,310,924,381

Shares Outstanding:
Class A	12,756,130
Class C	828,484
Class FI	2,016,890
Class R	577,664
Class I	51,456,439
Class IS	21,504,273

Net Asset Value:
Class A (and redemption price)	$56.03
Class C*	$50.94
Class FI (and redemption price)	$58.56
Class R (and redemption price)	$56.30
Class I (and redemption price)	$60.94
Class IS (and redemption price)	$60.96
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.50%)	$59.29

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

10	ClearBridge International Growth Fund 2023 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended April 30, 2023

Investment Income:
Dividends from unaffiliated investments	$59,615,543
Dividends from affiliated investments	494,757
European Union tax reclaims (Note 1)	2,699,931
Less: Foreign taxes withheld	(5,374,760)
Total Investment Income	57,435,471

Expenses:
Investment management fee (Note 2)	16,281,001
Transfer agent fees (Note 5)	2,211,955
Service and/or distribution fees (Notes 2 and 5)	1,227,124
European Union tax reclaim contingent fees (Note 1)	699,781
Trustees’ fees	172,967
Custody fees	130,164
Registration fees	115,120
Fund accounting fees	58,190
Legal fees	53,417
Commitment fees (Note 9)	20,614
Audit and tax fees	18,745
Shareholder reports	17,748
Insurance	15,115
Fees recaptured by investment manager (Note 2)	582
Interest expense	468
Miscellaneous expenses	13,720
Total Expenses	21,036,711
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(144,205)
Net Expenses	20,892,506
Net Investment Income	36,542,965

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Loss From:
Investment transactions in unaffiliated securities	(23,180,649)
Foreign currency transactions	(377,577)
Net Realized Loss	(23,558,226)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	934,350,935
Foreign currencies	1,171,499
Change in Net Unrealized Appreciation (Depreciation)	935,522,434
Net Gain on Investments and Foreign Currency Transactions	911,964,208
Increase in Net Assets From Operations	$948,507,173

See Notes to Financial Statements.

ClearBridge International Growth Fund 2023 Semi-Annual Report	11

Statements of changes in net assets

For the Six Months Ended April 30, 2023 (unaudited) and the Year Ended October 31, 2022	2023	2022

Operations:
Net investment income	$36,542,965	$40,731,469
Net realized loss	(23,558,226)	(157,955,590)
Change in net unrealized appreciation (depreciation)	935,522,434	(1,705,285,878)
Increase (Decrease) in Net Assets From Operations	948,507,173	(1,822,509,999)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(34,044,914)	(157,838,479)
Decrease in Net Assets From Distributions to Shareholders	(34,044,914)	(157,838,479)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	710,639,413	1,802,554,052
Reinvestment of distributions	29,897,319	139,901,737
Cost of shares repurchased	(758,675,950)	(2,234,390,675)
Decrease in Net Assets From Fund Share Transactions	(18,139,218)	(291,934,886)
Increase (Decrease) in Net Assets	896,323,041	(2,272,283,364)

Net Assets:
Beginning of period	4,457,685,090	6,729,968,454
End of period	$5,354,008,131	$4,457,685,090

See Notes to Financial Statements.

12	ClearBridge International Growth Fund 2023 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$46.37	$65.58	$52.60	$47.79	$40.78	$42.11

Income (loss) from operations:
Net investment income	0.33	0.29	0.05	0.02	0.16	0.14
Net realized and unrealized gain (loss)	9.61	(18.00)	12.93	4.86	6.86	(1.44)
Total income (loss) from operations	9.94	(17.71)	12.98	4.88	7.02	(1.30)

Less distributions from:
Net investment income	(0.28)	(0.17)	—	(0.07)	(0.01)	(0.03)
Net realized gains	—	(1.33)	—	—	—	—
Total distributions	(0.28)	(1.50)	—	(0.07)	(0.01)	(0.03)

Net asset value, end of period	$56.03	$46.37	$65.58	$52.60	$47.79	$40.78
Total return[3]	21.49%	(27.54)%	24.69%	10.23%	17.22%	(3.09)%

Net assets, end of period (000s)	$714,714	$572,232	$544,064	$387,465	$304,492	$84,163

Ratios to average net assets:
Gross expenses	1.12%[4]	1.11%	1.06%	1.10%	1.14%[5]	1.16%[5]
Net expenses[6,7]	1.07 [4]	1.06	1.05	1.10	1.14 [5]	1.15 [5]
Net investment income	1.22 [4]	0.54	0.09	0.04	0.37	0.32

Portfolio turnover rate	23%	32%	39%	23%	20%	31%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2023 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized, except for non-recurring income and expense items, if any.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, effective May 21, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.06%.

This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to May 21, 2021, the expense limitation was 1.15%.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

ClearBridge International Growth Fund 2023 Semi-Annual Report	13

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class C Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$42.09	$59.93	$48.43	$44.29	$38.08	$39.59

Income (loss) from operations:
Net investment income (loss)	0.11	(0.11)	(0.40)	(0.35)	(0.12)	(0.15)
Net realized and unrealized gain (loss)	8.74	(16.40)	11.90	4.49	6.33	(1.36)
Total income (loss) from operations	8.85	(16.51)	11.50	4.14	6.21	(1.51)

Less distributions from:
Net realized gains	—	(1.33)	—	—	—	—
Total distributions	—	(1.33)	—	—	—	—

Net asset value, end of period	$50.94	$42.09	$59.93	$48.43	$44.29	$38.08
Total return[3]	21.03%	(28.07)%	23.74%	9.32%	16.34%	(3.81)%

Net assets, end of period (000s)	$42,205	$38,099	$64,591	$48,930	$43,066	$78,846

Ratios to average net assets:
Gross expenses	1.82%[4]	1.80%	1.82%[5]	1.90%[5]	1.91%[5]	1.92%[5]
Net expenses[6,7]	1.82 [4]	1.80	1.81 [5]	1.90 [5]	1.90 [5]	1.90 [5]
Net investment income (loss)	0.42 [4]	(0.23)	(0.68)	(0.77)	(0.31)	(0.35)

Portfolio turnover rate	23%	32%	39%	23%	20%	31%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2023 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized, except for non-recurring income and expense items, if any.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

14	ClearBridge International Growth Fund 2023 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class FI Shares[1]	2023[2]	2022	2021	2020	2019		2018

Net asset value, beginning of period	$48.39	$68.33	$54.82	$49.83	$42.52		$43.90

Income (loss) from operations:
Net investment income (loss)	0.32	0.22	0.02	(0.01)	0.17		0.14
Net realized and unrealized gain (loss)	10.05	(18.74)	13.49	5.08	7.14		(1.50)
Total income (loss) from operations	10.37	(18.52)	13.51	5.07	7.31		(1.36)

Less distributions from:
Net investment income	(0.20)	(0.09)	—	(0.08)	(0.00)	[3]	(0.02)
Net realized gains	—	(1.33)	—	—	—		—
Total distributions	(0.20)	(1.42)	—	(0.08)	(0.00)	[3]	(0.02)

Net asset value, end of period	$58.56	$48.39	$68.33	$54.82	$49.83		$42.52
Total return[4]	21.44%	(27.58)%	24.63%	10.17%	17.20%		(3.10)%

Net assets, end of period (000s)	$118,101	$96,966	$192,371	$136,487	$99,595		$30,126

Ratios to average net assets:
Gross expenses	1.12%[5]	1.13%	1.09%	1.15%[6]	1.17%[6]		1.22%[6]
Net expenses[7,8]	1.12 [5]	1.13	1.09	1.15 [6]	1.15	[6]	1.15 [6]
Net investment income (loss)	1.15 [5]	0.39	0.03	(0.03)	0.37		0.30

Portfolio turnover rate	23%	32%	39%	23%	20%		31%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2023 (unaudited).

[3]	Amount represents less than $0.005 or greater than $(0.005) per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized, except for non-recurring income and expense items, if any.

[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

ClearBridge International Growth Fund 2023 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class R Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$46.52	$65.82	$52.98	$48.20	$41.23	$42.65

Income (loss) from operations:
Net investment income (loss)	0.23	0.10	(0.16)	(0.13)	0.07	0.06
Net realized and unrealized gain (loss)	9.66	(18.07)	13.00	4.91	6.90	(1.48)
Total income (loss) from operations	9.89	(17.97)	12.84	4.78	6.97	(1.42)

Less distributions from:
Net investment income	(0.11)	—	—	—	—	—
Net realized gains	—	(1.33)	—	—	—	—
Total distributions	(0.11)	(1.33)	—	—	—	—

Net asset value, end of period	$56.30	$46.52	$65.82	$52.98	$48.20	$41.23
Total return[3]	21.27%	(27.76)%	24.24%	9.92%	16.90%	(3.33)%

Net assets, end of period (000s)	$32,522	$28,311	$38,142	$20,575	$13,030	$4,895

Ratios to average net assets:
Gross expenses	1.41%[4,5]	1.41%	1.40%	1.44%[5]	1.47%[5]	1.53%
Net expenses[6,7]	1.41 [4,5]	1.40	1.40	1.40 [5]	1.40 [5]	1.40
Net investment income (loss)	0.85 [4]	0.18	(0.25)	(0.27)	0.15	0.15

Portfolio turnover rate	23%	32%	39%	23%	20%	31%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2023 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized, except for non-recurring income and expense items, if any.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.40%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

16	ClearBridge International Growth Fund 2023 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class I Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$50.45	$71.12	$56.99	$51.71	$44.09	$45.48

Income (loss) from operations:
Net investment income	0.43	0.45	0.25	0.16	0.33	0.28
Net realized and unrealized gain (loss)	10.46	(19.52)	13.99	5.29	7.39	(1.57)
Total income (loss) from operations	10.89	(19.07)	14.24	5.45	7.72	(1.29)

Less distributions from:
Net investment income	(0.40)	(0.27)	(0.11)	(0.17)	(0.10)	(0.10)
Net realized gains	—	(1.33)	—	—	—	—
Total distributions	(0.40)	(1.60)	(0.11)	(0.17)	(0.10)	(0.10)

Net asset value, end of period	$60.94	$50.45	$71.12	$56.99	$51.71	$44.09
Total return[3]	21.66%	(27.34)%	25.02%	10.57%	17.56%	(2.85)%

Net assets, end of period (millions)	$3,136	$2,687	$4,649	$3,144	$1,739	$429

Ratios to average net assets:
Gross expenses	0.81%[4]	0.79%	0.78%	0.81%	0.85%[5]	0.91%[5]
Net expenses[6,7]	0.81 [4]	0.79	0.78	0.81	0.85 [5]	0.90 [5]
Net investment income	1.49 [4]	0.78	0.37	0.30	0.68	0.60

Portfolio turnover rate	23%	32%	39%	23%	20%	31%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2023 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized, except for non-recurring income and expense items, if any.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

ClearBridge International Growth Fund 2023 Semi-Annual Report	17

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class IS Shares[1]	2023[2]	2022	2021	2020	2019	2018[3]

Net asset value, beginning of period	$50.51	$71.20	$57.02	$51.73	$44.09	$47.90

Income (loss) from operations:
Net investment income (loss)	0.46	0.50	0.31	0.18	0.25	(0.01)
Net realized and unrealized gain (loss)	10.45	(19.52)	14.01	5.31	7.51	(3.80)
Total income (loss) from operations	10.91	(19.02)	14.32	5.49	7.76	(3.81)

Less distributions from:
Net investment income	(0.46)	(0.34)	(0.14)	(0.20)	(0.12)	—
Net realized gains	—	(1.33)	—	—	—	—
Total distributions	(0.46)	(1.67)	(0.14)	(0.20)	(0.12)	—

Net asset value, end of period	$60.96	$50.51	$71.20	$57.02	$51.73	$44.09
Total return[4]	21.68%	(27.26)%	25.14%	10.64%	17.66%	(7.93)%

Net assets, end of period (000s)	$1,310,924	$1,035,567	$1,242,045	$665,030	$254,867	$46

Ratios to average net assets:
Gross expenses	0.72%[5]	0.70%	0.69%	0.72%	0.76%[6]	0.82%[5]
Net expenses[7]	0.72 [5,8]	0.70	0.69 [8]	0.72 [8]	0.76 [6]	0.80 [5,8]
Net investment income (loss)	1.58 [5]	0.86	0.45	0.32	0.51	(0.17) [5]

Portfolio turnover rate	23%	32%	39%	23%	20%	31%[9,10]

See Notes to Financial Statements.

18	ClearBridge International Growth Fund 2023 Semi-Annual Report

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2023 (unaudited).

[3]	For the period September 17, 2018 (inception date) to October 31, 2018.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized, except for non-recurring income and expense items, if any.

[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.80%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes securities delivered as a result of a redemption in-kind.

[10]	For the year ended October 31, 2018.

See Notes to Financial Statements.

ClearBridge International Growth Fund 2023 Semi-Annual Report	19

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

ClearBridge International Growth Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Fund currently operates as a diversified fund. The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the adviser to be unreliable, the market price may be determined by the adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).

Pursuant to policies adopted by the Board of Trustees, the Fund’s adviser has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s adviser is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to

20	ClearBridge International Growth Fund 2023 Semi-Annual Report

the Fund’s adviser and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

ClearBridge International Growth Fund 2023 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Consumer Staples	$81,103,267	$641,477,965	—	$722,581,232
Energy	77,149,796	—	—	77,149,796
Health Care	91,208,669	714,836,611	—	806,045,280
Industrials	268,896,258	725,075,973	—	993,972,231
Information Technology	186,696,348	354,029,222	—	540,725,570
Materials	97,285,791	90,257,105	—	187,542,896
Other Common Stocks	—	1,872,247,574	—	1,872,247,574
Total Long-Term Investments	802,340,129	4,397,924,450	—	5,200,264,579
Short-Term Investments†	132,929,049	—	—	132,929,049
Total Investments	$935,269,178	$4,397,924,450	—	$5,333,193,628

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of,

22	ClearBridge International Growth Fund 2023 Semi-Annual Report

among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2022, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal

ClearBridge International Growth Fund 2023 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“EU reclaims”). Income recognized, if any, for EU reclaims is reflected as European Union tax reclaims in the Statement of Operations and any related receivable is reflected as European Union tax reclaims receivable in the Statement of Assets and Liabilities. Any fees associated with these filings are reflected as European Union tax reclaim contingent fees in the Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment advisory and management agreement and other transactions with affiliates

The Fund has an investment advisory and management agreement with ClearBridge Investments, LLC (“ClearBridge”). Pursuant to the agreement, ClearBridge provides the Fund with investment advisory, management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at annual rates based on the Fund’s average daily net assets. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. The following chart shows the annual management fee rates for the Fund:

Average Daily Net Assets	Annual Rate
First $1 billion	0.700%
Next $1 billion	0.680
Next $3 billion	0.650
Next $5 billion	0.620
Over $10 billion	0.590

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) serves as the sub-administrator to the Fund and provides certain administrative services to the Fund pursuant to a separate sub-administration agreement between ClearBridge and LMPFA. For LMPFA’s services to the Fund, ClearBridge (not the Fund) pays LMPFA a fee, calculated daily and payable monthly, at an annual rate of 0.05% of the average daily net assets of the Fund. For Western Asset’s services to the Fund, ClearBridge (not the Fund) pays Western Asset 0.02% of the portion of the Fund’s average daily net assets that are allocated to it by ClearBridge. ClearBridge,

24	ClearBridge International Growth Fund 2023 Semi-Annual Report

LMPFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

As a result of expense limitation arrangements between the Fund and ClearBridge, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class R, Class I and Class IS shares did not exceed 1.06%, 1.90%, 1.15%, 1.40%, 0.90% and 0.80%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended April 30, 2023, fees waived and/or expenses reimbursed amounted to $144,205, which included an affiliated money market fund waiver of $8,919.

ClearBridge is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which ClearBridge earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will ClearBridge recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at April 30, 2023, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by ClearBridge and respective dates of expiration as follows:

	Class A	Class C	Class R
Expires October 31, 2023	—	$117	$5,736
Expires October 31, 2024	$26,600	—	466
Expires October 31, 2025	323,005	—	3,443
Expires October 31, 2026	135,286	—	—
Total fee waivers/expense reimbursements subject to recapture	$484,891	$117	$9,645

For the six months ended April 30, 2023, fee waivers and/or expense reimbursements recaptured by ClearBridge, if any, were as follows:

Class R
ClearBridge recaptured	$582

Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive

ClearBridge International Growth Fund 2023 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 5.50% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended April 30, 2023, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$27,439	—
CDSCs	9	$55

Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected one or more funds managed by LMPFA or an affiliate of LMPFA in which his or her deferred trustee’s fees were deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan. In May 2015, the Board of Trustees approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended April 30, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$1,135,470,631
Sales	1,239,672,434

At April 30, 2023, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$4,566,804,010	$964,885,183	$(198,495,565)	$766,389,618

4. Derivative instruments and hedging activities

During the six months ended April 30, 2023, the Fund did not invest in derivative instruments.

26	ClearBridge International Growth Fund 2023 Semi-Annual Report

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended April 30, 2023, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$811,335	$520,658
Class C	200,921	23,065
Class FI	137,738	90,015
Class R	77,130	31,624
Class I	—	1,442,118
Class IS	—	104,475
Total	$1,227,124	$2,211,955

For the six months ended April 30, 2023, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$136,474
Class C	72
Class FI	201
Class R	56
Class I	5,219
Class IS	2,183
Total	$144,205

6. Distributions to shareholders by class

	Six Months Ended April 30, 2023	Year Ended October 31, 2022
Net Investment Income:
Class A	$3,498,605	$2,022,118
Class C	—	—
Class FI	403,342	244,269
Class R	63,273	—
Class I	20,389,817	18,133,662
Class IS	9,689,877	6,100,015
Total	$34,044,914	$26,500,064

ClearBridge International Growth Fund 2023 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended April 30, 2023	Year Ended October 31, 2022
Net Realized Gains:
Class A	—	$15,208,951
Class C	—	1,442,545
Class FI	—	3,646,449
Class R	—	772,464
Class I	—	86,570,873
Class IS	—	23,697,133
Total	—	$131,338,415

7. Shares of beneficial interest

At April 30, 2023, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,416,723	$73,687,414	5,920,032	$358,008,444
Shares issued on reinvestment	66,812	3,464,900	271,108	16,435,505
Shares repurchased	(1,067,041)	(55,392,809)	(2,147,147)	(115,404,562)
Net increase	416,494	$21,759,505	4,043,993	$259,039,387

Class C
Shares sold	31,199	$1,490,370	75,378	$3,864,084
Shares issued on reinvestment	—	—	25,751	1,417,727
Shares repurchased	(107,877)	(5,023,786)	(273,764)	(12,935,028)
Net decrease	(76,678)	$(3,533,416)	(172,635)	$(7,653,217)

Class FI
Shares sold	254,613	$13,517,909	418,149	$23,857,949
Shares issued on reinvestment	7,383	400,243	61,406	3,882,626
Shares repurchased	(248,959)	(13,523,317)	(1,291,216)	(73,363,102)
Net increase (decrease)	13,037	$394,835	(811,661)	$(45,622,527)

Class R
Shares sold	59,459	$3,169,564	129,321	$6,950,965
Shares issued on reinvestment	1,213	63,273	12,731	771,225
Shares repurchased	(91,633)	(4,829,537)	(112,903)	(6,097,501)
Net increase (decrease)	(30,961)	$(1,596,700)	29,149	$1,624,689

28	ClearBridge International Growth Fund 2023 Semi-Annual Report

	Six Months Ended April 30, 2023		Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Class I
Shares sold	8,106,559	$461,240,954	16,875,969	$984,226,200
Shares issued on reinvestment	314,252	17,708,122	1,395,437	92,228,284
Shares repurchased	(10,211,033)	(570,451,563)	(30,385,570)	(1,743,153,380)
Net decrease	(1,790,222)	$(91,502,487)	(12,114,164)	$(666,698,896)

Class IS
Shares sold	2,779,929	$157,533,202	7,661,105	$425,646,410
Shares issued on reinvestment	146,598	8,260,781	380,210	25,166,370
Shares repurchased	(1,925,848)	(109,454,938)	(4,981,812)	(283,437,102)
Net increase	1,000,679	$56,339,045	3,059,503	$167,375,678

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended April 30, 2023. The following transactions were effected in such company for the six months ended April 30, 2023.

	Affiliate Value at October 31, 2022	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$15,930,014	$220,328,336	220,328,336	$196,379,635	196,379,635
(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)		Affiliate Value at April 30, 2023
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$494,757	—		$39,878,715

9. Redemption facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 2, 2024.

ClearBridge International Growth Fund 2023 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended April 30, 2023.

10. Deferred capital losses

As of October 31, 2022, the Fund had deferred capital losses of $157,430,289, which have no expiration date, that will be available to offset future taxable capital gains.

11. Recent accounting pronouncement

In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.

30	ClearBridge International Growth Fund 2023 Semi-Annual Report

ClearBridge

International Growth Fund

Trustees

Paul R. Ades

Andrew L. Breech

Althea L. Duersten

Chair

Stephen R. Gross

Susan M. Heilbron

Arnold L. Lehman

Robin J. W. Masters

Ken Miller

G. Peter O’Brien

Thomas F. Schlafly

Jane Trust

Investment manager/adviser

ClearBridge Investments, LLC

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor

Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

ClearBridge International Growth Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

ClearBridge International Growth Fund

Legg Mason Funds

100 International Drive

Baltimore, MD 21202

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LMFUND/ 656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656- 3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of ClearBridge International Growth Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

©2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy Is Our Priority

Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

•

Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.

•

Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).

•

Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at franklintempleton.com or contact us for a copy at (800) 632-2301.

*For purposes of this privacy notice Franklin Templeton shall refer to the following entities: Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans

Franklin Advisers, Inc.

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan

Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series Funds

Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Franklin Templeton Portfolio Advisors, Inc.

Legg Mason Funds serviced by Franklin Templeton Investor Services, LLC

Templeton Asset Management, Limited

Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.

NOT PART OF THE ANNUAL REPORT

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

LMFX013673 06/23 SR23-4661

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 20, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 20, 2023

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	June 20, 2023